Annual Total Returns - VIPValuePortfolio-InitialServiceService2PRO - VIPValuePortfolio-InitialServiceService2PRO - VIP Value Portfolio - VIP Value Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.75%)
Annual Return 2016	12.08%
Annual Return 2017	15.58%
Annual Return 2018	(13.84%)
Annual Return 2019	32.13%
Annual Return 2020	6.33%
Annual Return 2021	30.07%
Annual Return 2022	(4.11%)
Annual Return 2023	19.79%
Annual Return 2024	11.37%